Exhibit 99.1

World Omni Auto Receivables Trust 2022-C
Monthly Servicer Certificate
October 31, 2022

Dates Covered
Collections Period	10/01/22 - 10/31/22
Interest Accrual Period	10/17/22 - 11/14/22
30/360 Days	30
Actual/360 Days	29
Distribution Date	11/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/22	929,588,058.02	41,188
Yield Supplement Overcollateralization Amount 09/30/22	94,041,140.26	0
Receivables Balance 09/30/22	1,023,629,198.28	41,188
Principal Payments	32,455,518.26	707
Defaulted Receivables	338,932.18	12
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/22	89,816,574.15	0
Pool Balance at 10/31/22	901,018,173.69	40,469

Pool Statistics	$ Amount	# of Accounts
Pool Factor	88.19%
Prepayment ABS Speed	1.48%
Aggregate Starting Principal Balance	1,123,484,105.00	42,981

Delinquent Receivables:
Past Due 31-60 days	7,322,331.45	270
Past Due 61-90 days	1,680,930.83	51
Past Due 91-120 days	250,006.57	9
Past Due 121+ days	0.00	0
Total	9,253,268.85	330

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.93%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.19%
Delinquency Trigger Occurred	NO

Recoveries	220,257.66
Aggregate Net Losses/(Gains) - October 2022	118,674.52
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.14%
Prior Net Losses/(Gains) Ratio	0.02%
Second Prior Net Losses/(Gains) Ratio	0.03%
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.02%

Overcollateralization Target Amount	8,109,163.56
Actual Overcollateralization	8,109,163.56
Weighted Average Contract Rate	4.36%
Weighted Average Contract Rate, Yield Adjusted	8.80%
Weighted Average Remaining Term	58.07

Flow of Funds	$ Amount
Collections	36,328,284.48
Investment Earnings on Cash Accounts	14,999.11
Servicing Fee	(853,024.33)
Transfer to Collection Account	-
Available Funds	35,490,259.26

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,617,635.71
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	103,442.92
(5) Noteholders' Second Priority Principal Distributable Amount	5,073,591.81
(6) Class C Interest	55,350.58
(7) Noteholders' Third Priority Principal Distributable Amount	15,130,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,109,163.56
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,401,074.68

Total Distributions of Available Funds	35,490,259.26

Servicing Fee	853,024.33
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	966,300,000.00
Original Class B	30,350,000.00
Original Class C	15,130,000.00

Total Class A, B, & C
Note Balance @ 10/17/22	921,221,765.50
Principal Paid	28,312,755.37
Note Balance @ 11/15/22	892,909,010.13

Class A-1
Note Balance @ 10/17/22	119,441,765.50
Principal Paid	28,312,755.37
Note Balance @ 11/15/22	91,129,010.13
Note Factor @ 11/15/22	43.3947667%

Class A-2
Note Balance @ 10/17/22	404,700,000.00
Principal Paid	0.00
Note Balance @ 11/15/22	404,700,000.00
Note Factor @ 11/15/22	100.0000000%

Class A-3
Note Balance @ 10/17/22	252,900,000.00
Principal Paid	0.00
Note Balance @ 11/15/22	252,900,000.00
Note Factor @ 11/15/22	100.0000000%

Class A-4
Note Balance @ 10/17/22	98,700,000.00
Principal Paid	0.00
Note Balance @ 11/15/22	98,700,000.00
Note Factor @ 11/15/22	100.0000000%

Class B
Note Balance @ 10/17/22	30,350,000.00
Principal Paid	0.00
Note Balance @ 11/15/22	30,350,000.00
Note Factor @ 11/15/22	100.0000000%

Class C
Note Balance @ 10/17/22	15,130,000.00
Principal Paid	0.00
Note Balance @ 11/15/22	15,130,000.00
Note Factor @ 11/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,776,429.21
Total Principal Paid	28,312,755.37
Total Paid	31,089,184.58

Class A-1
Coupon	2.96900%
Interest Paid	285,668.21
Principal Paid	28,312,755.37
Total Paid to A-1 Holders	28,598,423.58

Class A-2
Coupon	3.73000%
Interest Paid	1,257,942.50
Principal Paid	0.00
Total Paid to A-2 Holders	1,257,942.50

Class A-3
Coupon	3.66000%
Interest Paid	771,345.00
Principal Paid	0.00
Total Paid to A-3 Holders	771,345.00

Class A-4
Coupon	3.68000%
Interest Paid	302,680.00
Principal Paid	0.00
Total Paid to A-4 Holders	302,680.00

Class B
Coupon	4.09000%
Interest Paid	103,442.92
Principal Paid	0.00
Total Paid to B Holders	103,442.92

Class C
Coupon	4.39000%
Interest Paid	55,350.58
Principal Paid	0.00
Total Paid to C Holders	55,350.58

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.7441037
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.9831143
Total Distribution Amount	30.7272180

A-1 Interest Distribution Amount	1.3603248
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	134.8226446
Total A-1 Distribution Amount	136.1829694

A-2 Interest Distribution Amount	3.1083333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	3.1083333

A-3 Interest Distribution Amount	3.0500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.0500000

A-4 Interest Distribution Amount	3.0666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.0666667

B Interest Distribution Amount	3.4083334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.4083334

C Interest Distribution Amount	3.6583331
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.6583331

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	179.20
Noteholders' Third Priority Principal Distributable Amount	534.39
Noteholders' Principal Distributable Amount	286.41

Account Balances	$ Amount
Reserve Account
Balance as of 10/17/22	5,058,901.50
Investment Earnings	12,099.90
Investment Earnings Paid	(12,099.90)
Deposit/(Withdrawal)	-
Balance as of 11/15/22	5,058,901.50
Change	-

Required Reserve Amount	5,058,901.50

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$7,478,880.61	$2,099,814.01	$2,599,401.11
Number of Extensions	252	80	97
Ratio of extensions to Beginning of Period Receivables Balance	0.73%	0.20%	0.23%